Operating Lease	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Operating Leases

6. OPERATING LEASE

The Company leases its offices under non-cancelable operating lease agreements. These leases expire through 2026 and are renewable upon negotiation.

The operating lease right-of-use assets and the operating lease liabilities as of December 31, 2022 and 2023 were as follows:

	As of December 31,
	2022	2023
	US$	US$
Operating lease right-of-use assets	1,950,364	2,382,026

Operating lease liabilities, current	858,452	1,153,691
Operating lease liabilities, non-current	744,612	949,970
Total operating lease liabilities	1,603,064	2,103,661

Cash paid for amounts included in the measurement of operating lease liabilities for the years ended December 31, 2022 and 2023 was US$1,075,939 and US$1,341,466, respectively.

6. OPERATING LEASE (continued)

The operating lease cost and short-term lease cost for the years ended December 31, 2022 and 2023 were as follows:

	For the Year Ended December 31,
	2022	2023
	US$	US$
Operating lease cost	908,008	1,400,798
Short-term lease cost	1,032,818	703,521
Total lease cost	1,940,826	2,104,319

The weighted average remaining lease term as of December 31, 2023 was 2.23 years, and the weighted average discount rate of the operating leases was 4.3%.

Maturities of operating lease liabilities as of December 31, 2023 were as follows:

December 31, 2023
US$
2024	1,178,387
2025	1,011,618
2026 and thereafter	—
Total undiscounted lease payments	2,190,005
Less: imputed interest	(86,344)
Total operating lease liabilities	2,103,661

As of December 31, 2022 and 2023, the Group had US$234,841 and US$232,052 of short-term lease commitments under non-cancellable operating leases, respectively.